Provisions	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Provisions
16.	Provisions

The components and changes in the carrying amounts of provisions for the years ended March 31, 2018 and 2019 were as follows:

For the year ended March 31, 2018

	(Millions of yen)
	Product warranty	Provision for environmental measures	Decommissioning obligations	Others	Total
Balance as of beginning of year	5,907	521	432	284	7,144
Additions	2,940	—	80	74	3,094
Utilizations	(1,819)	—	(39)	(6)	(1,864)
Interest costs accrued on discounted value and changes in discount rate	—	13	5	—	18
Reversals	(137)	(3)	—	—	(140)
Currency exchange differences	69	—	3	9	81

Balance as of end of year	6,960	531	481	361	8,333

Current	6,960	—	39	361	7,360
Non-current	—	531	442	—	973

Total	6,960	531	481	361	8,333

For the year ended March 31, 2019

	(Millions of yen)
	Product Warranty	Provision for environmental measures	Decommissioning obligations	Others	Total
Balance as of beginning of year	6,960	531	481	361	8,333
Additions	4,456	—	153	132	4,741
Utilizations	(2,173)	—	(48)	(16)	(2,237)
Interest costs accrued on discounted value and changes in discount rate	—	21	5	—	26
Reversals	(364)	—	—	(104)	(468)
Currency exchange differences	(89)	—	(2)	(2)	(93)

Balance as of end of year	8,790	552	589	371	10,302

Current	8,790	—	—	371	9,161
Non-current	—	552	589	—	1,141

Total	8,790	552	589	371	10,302

Product warranties are provided to customers against defects in consumer products. Product warranty related costs are estimated at the time revenue is recognized and are included in “Selling, general and administrative expenses” in the consolidated statements of profit or loss. Product warranty provisions are estimated primarily based on historical experience and measured at the amounts expected to be incurred in the future to replace or repair the defective products sold. These expenditures are required to be settled based on customer request and are frequently paid over several years.

Provisions for environmental measures are recognized based on reasonable estimates of the industrial waste handling expenditures expected to be incurred in the future. The timing of these expenditures will depend on future business plans and other plans.

Decommissioning obligations are recognized when the Group is obligated to dismantle and remove facilities or equipment and restore the site, and when reliable estimates can be made of the amounts of its obligations. The timing of these expenditures depends on future business plans.